Borrowings from Financial Institutions (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Borrowings from Financial Institutions
Domestic banks - inter-bank loans		$ 7,001	$ 1,100
Domestic banks - current account overdrafts		374
Total borrowings from domestic banks		7,375	1,100
Foreign banks - trade financing - Chilean export financing		1,354,943	1,064,435
Foreign banks - trade financing - Chilean import financing		31,523	23,064
Foreign banks - borrowings and other obligations - current account overdrafts		18,283	13,745
Foreign banks - borrowings and other obligations - long term borrowings		104,635	92,683
Total borrowings from foreign banks		1,509,384	1,193,927
Chilean Central Bank - borrowings and other obligations - debt reprogramming credit lines			1
Total borrowings from Chilean Central Bank			1
Total Borrowings from Financial Institutions	$ 2,186,792	$ 1,516,759	$ 1,195,028